Consolidated statements of cash flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Statement of cash flows [abstract]
Net income attributable to equity holders of Sanofi		€ 6,223		€ 12,294	[1]	€ 2,754	[1]
Net (income)/loss of the exchanged/held-for-exchange Animal Health business	[2]	0		0	[1]	101	[1]
Net income attributable to non-controlling interests		56		36	[3]	31	[1]
Share of undistributed earnings from investments accounted for using the equity method		(15)		(339)	[1]	(192)	[1]
Depreciation, amortization and impairment of property, plant and equipment, right-of-use assets and intangible assets		3,351		3,671	[1]	7,445	[1]
Gains and losses on disposals of non-current assets, net of tax	[4]	(300)		(301)	[1]	(286)	[1]
Gain on Regeneron investment arising from transaction of May 29, 2020, net of tax	[5]	0		(6,880)	[1]	0	[1]
Net change in deferred taxes		(356)		(221)	[1]	(1,772)	[1]
Net change in non-current provisions and other non-current liabilities	[6]	(37)		(133)	[1]	107	[1]
Cost of employee benefits (stock options and other share-based payments)		244		274	[1]	252	[1]
Impact of the workdown of acquired inventories remeasured at fair value		4		53	[1]	3	[1]
Other profit or loss items with no cash effect on cash flows generated by operating activities	[5]	(57)		(711)	[1]	(309)	[1]
Operating cash flow before changes in working capital and excluding the exchanged/held-for-exchange Animal Health business		9,113		7,743	[1]	8,134	[1]
(Increase)/decrease in inventories		(357)		(593)	[1]	(547)	[1]
(Increase)/decrease in accounts receivable		185		(134)	[1]	(462)	[1]
Increase/(decrease) in accounts payable		451		86	[1]	169	[1]
Net change in other current assets and other current liabilities		1,130		316	[1]	421	[1]
Net cash provided by/(used in) operating activities excluding the exchanged/held-for-exchange Animal Health business	[7]	10,522		7,418	[1]	7,715	[1]
Acquisitions of property, plant and equipment and intangible assets		(2,043)		(2,083)	[1]	(1,787)	[1]
Acquisitions of consolidated undertakings and investments accounted for using the equity method	[8]	(5,594)		(5,336)	[1]	(488)	[1]
Acquisitions of other equity investments		(311)		(137)	[1]	(38)	[1]
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax	[9]	718		918	[1]	1,224	[1]
Net proceeds from sale of Regeneron shares on May 29, 2020		0		10,370	[1]	0	[1]
Net change in other non-current assets		(68)		(113)	[1]	(94)	[1]
Net cash provided by/(used in) investing activities excluding the exchanged/held-for-exchange Animal Health business		(7,298)		3,619	[1]	(1,183)	[1]
Net cash inflow from the exchange of the Animal Health business for BI’s Consumer Healthcare business		0		0	[1]	154	[1]
Issuance of Sanofi shares		186		203	[1]	162	[1]
Dividends paid:
to shareholders of Sanofi		(4,008)		(3,937)	[1]	(3,834)	[1]
to non-controlling interests, excluding BMS		(48)		(44)	[1]	(14)	[1]
Payments received/(made) on changes of ownership interest in a subsidiary without loss of control		0		0	[1]	(7)	[1]
Additional long-term debt contracted		0		2,019	[1]	1,997	[1]
Repayments of long-term debt		(2,241)		(3,952)	[1]	(2,067)	[1]
Repayments of lease liabilities		(149)		(234)	[1]	(267)	[1]
Net change in short-term debt and other financial instruments	[10]	(414)		282	[1]	(154)	[1]
Acquisitions of treasury shares		(382)		(822)	[1]	(9)	[1]
Net cash provided by/(used in) financing activities excluding the exchanged/held-for-exchange Animal Health business		(7,056)		(6,485)	[1]	(4,193)	[1]
Impact of exchange rates on cash and cash equivalents		15		(64)	[1]	9	[1]
Net change in cash and cash equivalents		(3,817)		4,488	[1]	2,502	[1]
Cash and cash equivalents, beginning of period		13,915	[11]	9,427	[11]	6,925	[1]
Cash and cash equivalents, end of period		€ 10,098		€ 13,915	[11]	€ 9,427	[11]

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[2]	Net income/losses arising from the divestment of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations).
[3]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[4]	Includes non-current financial assets.
[5]	The gain on the sale of Regeneron shares is presented net of taxes, including deferred taxes of €115 million.
[6]	This line item includes contributions paid to pension funds (see Note D.19.1.).
[7]	Including:

	2021	2020	2019
•Income tax paid	(1,280)	(2,051)	(1,695)
•Interest paid	(334)	(315)	(379)
•Interest received	3	37	92
•Dividends received from non-consolidated entities	2	—	—

[8]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations. For 2021, it includes the net cash outflows on the acquisitions of Kymab, Kiadis, Tidal, Translate Bio, Kadmon and Origimm (see Note D.1.). For 2020, it includes the net cash outflows on the acquisitions of Synthorx and Principia (see Note D.2.1.).
[9]	This line item includes proceeds from disposals of investments in consolidated entities and of other non-current financial assets. For 2021, it includes in particular the divestment of two activities relating to certain established prescription products for a total selling price (before taxes) of €187 million, and the divestment of certain Consumer Healthcare products for a selling price (before taxes) of €109 million. For 2020, it includes the sale to Baxter of operations relating to Seprafilm® for a selling price (before taxes) of €311 million and the divestment of certain established prescription products for €97 million (before taxes), plus contingent consideration of €167 million (before taxes) relating to a past divestment. For 2019, it includes the proceeds from the divestments of Sanofi's entire equity interests in Alnylam for €706 million and in MyoKardia for €118 million (see Note D.7.1.).
[10]	This line item includes realized foreign exchange differences on (i) cash and cash equivalents in non-functional currencies (primarily the US dollar) and (ii) derivative instruments used to manage such cash and cash equivalents.
[11]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.